Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Summary of Valuation Allowance [Table Text Block]
Description	Balance at
	Beginning			Balance at
	of Period	Additions (A)	Deductions (B)	End of Period
Year ended March 31, 2026
Allowance for credit losses (deducted from related asset account)	$147	$279	—	$426
Year ended March 31, 2025
Allowance for credit losses (deducted from related asset account)	$97	$50	—	$147